Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2011
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets

7. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011
Prepaid rent	$5,651	$5,001
Other prepaid expenses	82	8
Rental deposits and other receivables	2,607	4,453

Total prepaid expenses and other current assets	$8,340	$9,462

Bad debt expense was $1,006 and $832 for the year ended December 31, 2010 and 2011.